As filed with the Securities and Exchange Commission on November 5, 1999
                                             1933 Act Registration No. 333-84623
                                              1940 Act Registration No. 811-9519

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                                ------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
         Pre-Effective Amendment No. 1                                       [X]
         Post-Effective Amendment No.                                        [ ]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
         Amendment No. 1                                                     [X]
                               ------------------

                               TD WATERHOUSE TRUST
               (Exact Name of Registrant as Specified in Charter)

                    100 WALL STREET, NEW YORK, NEW YORK 10005
               (Address of Principal Executive Offices) (Zip Code)

               Registrant's Telephone Number, Including Area Code:
                                                  (617) 557-3416

                           Christopher J. Kelley, Esq.
                               TD Waterhouse Trust
                           c/o Funds Distributor, Inc.
            60 State Street, Suite 1300, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

                          Copies of communications to:
                             Margery K. Neale, Esq.
                      Swidler Berlin Shereff Friedman, LLP
                                919 Third Avenue
                         New York, New York, 10022-9998


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                                     PART A

The Prospectus for TD Waterhouse Dow 30 Fund, contained as Part A in Registrant's initial Registration Statement on Form N-1A filed on August 6, 1999 (accession number 0000889812-99-002330) is incorporated herein by reference.

                                     PART B

The Statement of Additional Information for TD Waterhouse Dow 30 Fund, contained as Part B in Registrant's initial Registration Statement on Form N-1A filed on August 6, 1999 (accession number 0000889812-99-002330) is incorporated herein by reference.



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                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits.

(a)      (1)      Certificate of Trust (See Note A)

         (2)      Agreement and Declaration of Trust (See Note A)

(b)               By-Laws (See Note A)

(c) Instruments Defining Shareholder Rights (incorporated by reference to Exhibits a and b to the Registration Statement above)

(d)               Form of Investment Management Agreement (filed herewith)

(e)      (1)      Form of Distribution Agreement (filed herewith)

         (2)      Form of Agency Selling Agreement (filed herewith)

(f)               Inapplicable

(g)      (1)      Form of Custody Agreement (filed herewith)

         (2)      Form of Foreign Custody Manager Agreement (filed herewith)

(h)      (1)      Form of Transfer Agency and Dividend Disbursing Agency
                  Agreement (filed herewith)

         (2) Form of Shareholder Servicing Plan and Related Agreements (filed herewith)

         (3)      Form of Administration Agreement (filed herewith)

         (4)      Form of Subadministration Agreement (filed herewith)

         (5)      Form of Accounting Services Agreement (filed herewith)

         (6)      Form of State Registration Services Agreement (filed herewith)

(i) Opinion and Consent of Swidler Berlin Shereff Friedman, LLP as to legality of the securities being registered (filed herewith)

(j)               Consent of Independent Auditors (See Note A)

(k)               Inapplicable

(l)               Purchase Agreement (filed herewith)

(m)      Inapplicable

(n)      Inapplicable

(o)               Inapplicable

Other Exhibit:

        Power of Attorney for Richard Dalrymple, Carolyn B. Lewis, George F. Staudter and Lawrence Toal dated September 8, 1999 (filed herewith)

Note A: Filed as an exhibit to Registrant's Registration Statement on Form N-1A, File Nos. 333-84623; 811-9519, on August 6, 1999, and
         incorporated herein by reference.

Item 24.  Persons Controlled by or under Common Control with Registrant.

         Not applicable.

Item 25.  Indemnification.

         As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), and pursuant to Article VII of the Agreement and Declaration of Trust (Exhibit (a)(2) to the Registration Statement) and Article XI of the Trust's By-Laws (Exhibit (b) to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.
Section 3817 of the Delaware Business Trust permits indemnification of trustees who acted in good faith and reasonably believed that the conduct was in the best interest of the Registrant. As permitted by Section 17(i) of the Investment Company Act, pursuant to Section 1.9 of the Distribution Agreement (a form of which is filed herewith), the Distributor of the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Investment Company Act and will be governed by the final adjudication of such issue.

         The Registrant has purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.

         Section 6 of the Investment Management Agreement (a form of which is filed herewith) limits the liability of the Investment Manager to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard by it of its obligations and duties under the agreements.

         The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and the Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the Investment Company Act as long as the interpretation of Section 17(h) and 17(i) of such Act remains in effect and is consistently applied.

Item 26.  Business and Other Connections of Investment Adviser.

         The following persons are the directors and officers of the Investment
Manager:



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         DAVID HARTMAN*, Senior Vice President and Chief Investment Officer.
From February 1995 through August 1995, Mr. Hartman served as Senior Vice President and Senior Portfolio Manager of Fixed Income Separate Accounts at Mitchell Hutchins - Paine Webber. Mr. Hartman also served in similar capacities for Kidder Peabody & Co. from 1983 to 1995.

         RICHARD H. NEIMAN*, Director and Secretary. Mr. Neiman has served as Executive Vice President, General Counsel, Director and Secretary of TD Waterhouse Holdings, Inc. since July 1994. Mr. Neiman also serves in similar capacities for TD Waterhouse Investor Services, Inc.

         [KEITH GRAY] [Add disclosure]

         B. KEVIN STERNS**, Senior Vice President, Chief Financial Officer and Treasurer. Mr. Sterns has served as Executive Vice President, Chief Financial Officer and Treasurer of Waterhouse Investor Services, Inc. and Waterhouse Securities, Inc. since October 1996. Prior to that, Mr. Sterns served as Director of Toronto-Dominion Bank from October 1970 to October 1996

         MICHELE R. TEICHNER*, Senior Vice President Operations and Compliance. Ms. Teichner has been serving as Senior Vice President of Waterhouse Asset Management, Inc. since August 1996, with responsibility for operations and compliance.

         LAWRENCE M. WATERHOUSE, Jr.*, Director. Mr. Waterhouse has served as Chairman of TD Waterhouse Holdings, Inc. since its inception in 1987 and Chief Executive Officer from August 1989 to March 1998. Mr. Waterhouse is the founder of TD Waterhouse Investor Services, Inc. and has served as Chief Executive Officer since its inception in March 1979. Mr. Waterhouse is a Director of TD Waterhouse Group, Inc. since June 1999. Mr. Waterhouse also serves as Chairman of TD Waterhouse Bank, N.A. and Director of National Investor Services Corp. since July 1994 and September 1995, respectively.

*        Address: 100 Wall Street, New York, NY 10005
**       Address: 55 Water Street, New York, NY 10041

Item 27.  Principal Underwriters.

         (a) Funds Distributor, Inc. (the "Distributor") acts as principal underwriter for the following other investment companies.

                        American Century California Tax-Free and Municipal Funds American Century Capital Portfolios, Inc.
                        American Century Government Income Trust
                        American Century International Bond Funds
                        American Century Investment Trust
                        American Century Municipal Trust
                        American Century Mutual Funds, Inc.
                        American Century Premium Reserves, Inc.
                        American Century Quantitative Equity Funds
                        American Century Strategic Asset Allocations, Inc. American Century Target Maturities Trust
                        American Century Variable Portfolios, Inc.
                        American Century World Mutual Funds, Inc.
                        The Brinson Funds
                        Dresdner RCM Capital Funds, Inc.
                        Dresdner RCM Global Funds, Inc.
                        Dresdner RCM Investment Funds Inc.
                        J.P. Morgan Institutional Funds
                        J.P. Morgan Funds
                        JPM Series Trust
                        JPM Series Trust II

                        LaSalle Partners Funds, Inc.
                        Merrimac Series
                        Monetta Fund, Inc.
                        Monetta Trust
                        The Montgomery Funds I
                        The Montgomery Funds II
                        The Munder Framlington Funds Trust
                        The Munder Funds Trust
                        The Munder Funds, Inc.
                        National Investors Cash Management Fund, Inc. Nomura Pacific Basin Fund, Inc.
                        Orbitex Group of Funds
                        Saratoga Advantage Trust
                        SG Cowen Funds, Inc.
                        SG Cowen Income + Growth Fund, Inc.
                        SG Cowen Standby Reserve Fund, Inc.
                        SG Cowen Standby Tax-Exempt Reserve Fund, Inc. SG Cowen Series Funds, Inc.
                        SoGen Funds, Inc.
                        SoGen Variable Funds, Inc.
                        St. Clair Funds, Inc.
                        The Skyline Funds
                        TD Waterhouse Family of Funds, Inc.
                        WEBS Index Fund, Inc.

         Funds Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Funds Distributor is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

         (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.

      Director, President and Chief Executive Officer    - Marie E. Connolly
      Executive Vice President                           - George A. Rio
      Executive Vice President                           - Donald R. Roberson
      Executive Vice President                           - William S. Nichols
      Senior Vice President, General Counsel, Chief      - Margaret W. Chambers
          Compliance Officer, Secretary and Clerk
      Director, Senior Vice President, Treasurer and     - Joseph F. Tower, III
          Chief Financial Officer
      Senior Vice President                              - Paula R. David
      Senior Vice President                              - Gary S. MacDonald
      Senior Vice President                              - Judith K. Benson
      Chairman and Director                              - William J. Nutt

      (c)      Not applicable.

Item 28.  Location of Accounts and Records.

         All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the Investment Company Act and the Rules thereunder are maintained at the offices of the Registrant, the offices of the Registrant's Investment Adviser and Administrator, TD Waterhouse Asset Management, Inc. and TD Waterhouse Investor Services, Inc., respectively, 100 Wall Street, New York, New York 10005, or (i) in the case of records concerning custodial functions, at the offices of the Registrant's Custodian, The Bank of New York, 48 Wall Street, New York, New York 10286; (ii) in the case of records concerning transfer agency functions, at the offices of the

Registrant's Transfer Agent and Dividend Disbursing Agent, National Investor Services Corp., 55 Water Street, New York, New York 10041; (iii) in the case of records concerning distribution, administration and certain other functions, at the offices of the Fund's Distributor and Sub-Administrator, Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts 02109; and (iv) in the case of records concerning fund accounting functions, at the offices of the Fund's fund accountant, Countrywide Fund Services Inc., 312 Walnut Street, Cincinnati, Ohio 45202.

Item 29.  Management Services.

         Not applicable.

Item 30. Undertakings.

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 4th day of November, 1999.

TD WATERHOUSE TRUST
Registrant

By  /s/ Christopher J. Kelley
Christopher J. Kelley
Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below on behalf of the following persons in the capacities and on the dates indicated.

SIGNATURE                      TITLE                           DATE


/s/ George A. Rio              President, Treasurer            November 4, 1999
George A. Rio                  and Chief Financial
                               Officer


George F. Staudter*            Chairman of the Board
                               and Trustee

Richard W. Dalrymple*          Trustee

Carolyn B. Lewis*              Trustee

Lawrence J. Toal*              Trustee



*By      /s/ Richard H. Neiman
         Richard H. Neiman
         Attorney-in-Fact pursuant to a power
         of attorney

                                INDEX TO EXHIBITS


(d)             Form of Investment Management Agreement

(e)      (1)    Form of Distribution Agreement

         (2)    Form of Agency Selling Agreement

(g)      (1)    Form of Custody Agreement

         (2)    Form of Foreign Custody Manager Agreement

(h)      (1)    Form of Transfer Agency and Dividend Disbursing Agency Agreement

         (2)    Form of Shareholder Servicing Plan and Related Agreements

         (3)    Form of Administration Agreement

         (4)    Form of Subadministration Agreement

         (5)    Form of Accounting Services Agreement

         (6)    Form of State Registration Services Agreement

(i)             Opinion and Consent of Swidler Berlin Shereff Friedman, LLP

(l)             Form of Purchase Agreement

Other Exhibit   Power of Attorney